Fair Value Measurement and Fair Values of Financial Instruments - Additional Information (Details) - USD ($) $ in Thousands	24 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair Value Measurement and Fair Values of Financial Instruments
Transfers of assets from level 1 to level 2	$ 0	$ 0
Transfers of assets from level 2 to level 1	0
Transfers of assets from and out of level 3	$ 0